Other long-term liabilities - Schedule of Other Long-Term Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Noncurrent Liabilities [Abstract]
Long term obligations under capital lease	$ 611,603	$ 651,591
Current portion	(38,930)	(38,542)
Total other long-term liabilities	$ 572,673	$ 613,049